Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 2,131,262	$ 1,138,385
Credit card holdback receivable	165,853	648,759
Accounts receivable, net of allowances and reserves of $55,468 and $42,533, respectively	$ 206,547	221,128
Short term security deposits		115,104
Prepaid expense and other current assets	$ 108,871	93,542
Total current assets	2,612,533	2,216,918
Fixed assets and intangible assets, net	387,617	563,123
Notes receivable	81,123	78,520
Long term security deposits	279,410	135,000
Investments	200,000	200,000
Total assets	3,560,683	3,193,561
Current liabilities:
Accounts payable	1,065,662	1,074,345
Accrued expenses and other current liabilities	$ 367,018	1,062,836
Notes payable		400,000
Deferred subscription revenue	$ 1,505,862	1,952,075
Deferred advertising revenue		13,427
Total current liabilities	$ 2,938,542	$ 4,502,683
Deferred rent, net of current portion	99,595
Convertible note payable, net of discount	1,636,585
Derivative liabilities	473,425	$ 23,425
Capital lease obligations, net of current portion	75,560	149,055
Total liabilities	$ 5,223,707	$ 4,675,163
Commitments and Contingencies
Stockholders' deficit:
Preferred stock, $0.001 par value, 10,000,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized, 50,017,826 and 49,507,826 shares issued, respectively, and 39,692,826 and 39,182,826 shares outstanding, respectively	$ 39,693	$ 39,183
Additional paid-in capital	12,974,409	11,858,489
Accumulated deficit	(14,677,126)	(13,379,274)
Total stockholders' deficit	(1,663,024)	(1,481,602)
Total liabilities and stockholders' deficit	$ 3,560,683	$ 3,193,561